MONEY MARKET OBLIGATIONS TRUST II

                            Federated Investors Funds
                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7000

                                  April 1, 1998




EDGAR Operations Branch
Securities and Exchange Commission
Division of Investment Management
450 Fifth Street, Northwest
Washington, DC  20549

     RE: MONEY MARKET OBLIGATIONS TRUST II (the "Trust")
          Prime Cash Obligations Fund
           Institutional Shares
           Institutional Service Shares
           Institutional Capital Shares
          Prime Value Obligations Fund
           Institutional Shares
           Institutional Service Shares
           Institutional Capital Shares
          Municipal Obligations Fund
           Institutional Shares
           Institutional Service Shares
           Institutional Capital Shares
         1933 Act File No. 33-55034
         1940 Act File No. 811-7364

Dear Sir or Madam:

      Pursuant to Rule 497(j) under the Securities Act of 1933, the above-named Trust hereby certifies that the definitive forms of prospectuses and statements of additional information, dated March 31, 1998, that would have been filed under Rule 497(c), do not differ from the forms of prospectuses and statements of additional information contained in the most recent registration statement for the Trust. This registration statement was electronically filed under Rule 485(b) as Post-Effective Amendment No. 15 on March 24, 1998.

      If you have any questions regarding this certification, please call me at
(412) 288-8634.

                                          Very truly yours,



                                          /s/ Nicholas J. Seitanakis
                                          Nicholas J. Seitanakis
                                          Assistant Secretary